Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
Schedule of Research and Development Expenses – Net	a.Research and development expenses – net
	Year ended December 31,
(in thousands)	2025	2024	2023
Payroll and related expenses	$3,306	$3,078	$5,265
Research and development services	3,520	5,039	9,853
Materials	782	553	1,880
Share Based Compensation	738	916	524
Depreciation	282	497	802
Other	576	540	911
	9,204	10,623	19,235
Israel Innovation Authority participation in research and development costs and royalties payable	-	-	(223)
	$9,204	$10,623	$19,012

Schedule of General and Administrative Expenses	b.General and administrative expenses
	Year ended December 31,
(in thousands)	2025	2024	2023
Payroll expenses	$859	$831	$912
Compensation to directors	1,670	1,216	887
Professional fees	1,644	1,029	969
Office maintenance and office expenses	111	105	906
Insurance	281	351	567
Share Based Compensation	1,045	1,149	1,427
Other	186	232	471
	$5,796	$4,913	$6,139

Schedule of Finance Income (Expenses), Net	c.Other expenses (income)
	Year ended December 31,
(in thousands)	2025	2024	2023
Loss on disposal group of assets held for sale	$29	$957	$4,244
Income from cancelation of uncertain tax position	-	(605)	-
	$29	$352	$4,244

Schedule of Income on Digital Assets, Net	d.Income on digital assets, net
	Year ended December 31,
(in thousands)	2025	2024	2023
Unrealized gain on digital assets	$364,319	$-	$-
Commissions to custodian and to asset manager	(1,128)	-	-
	$363,191	$-	$-

Schedule of Finance Income (Expenses), Net	e.Finance income (expenses), net
	Year ended December 31,
(in thousands)	2025	2024	2023
Interest income	$792	$1,069	$1,565
Exchange differences, net	1,149	(182)	(1,224)
Bank commissions and other expenses	(13)	(13)	(14)
	$1,928	$874	$327)